Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [Line Items]
Freight and custody	₩ 3,077,044	₩ 1,580,200	₩ 1,428,012
Sales commissions	75,012	65,404	86,851
Total Selling expenses	294,482	393,075	376,940
Selling expenses [member]
Statement of comprehensive income [Line Items]
Freight and custody	77,427	192,973	180,503
Operating expenses for distribution center	2,507	7,382	6,977
Sales commissions	75,012	65,404	86,851
Sales advertising	5,782	3,620	1,284
Sales promotion	19,388	6,264	7,086
Sample	2,052	2,164	1,650
Sales insurance premium	39,018	41,069	30,364
Contract cost	57,661	61,450	46,247
Others	15,635	12,749	15,978
Total Selling expenses	₩ 294,482	₩ 393,075	₩ 376,940